Equity (Details Narrative) (10Q) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Aug. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from sale of common stock and warrants, net	$ 165,030			$ 165,030	$ 1,291,574	$ 1,291,574
Exercise price of warrants				$ 0.65		$ 3.50	$ 3.90	$ 4.10
Shares issued, value	$ 99,970			$ 165,030		$ (403,077)
Fair value of shares issued			$ 420,000			683,000
Accumulated vested balance of stock				740,965		611,216
Shares vested				129,749	$ 59,234	161,936	$ 329,511
Stock-based compensation expense not yet recognized				$ 614,000		$ 86,000
Vesting period of shares granted				1 year 4 months 24 days
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement				1,436,170
Fair value of shares issued				$ 718,000
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement				1,436,170
Fair value of shares issued				$ 718,000
Securities Purchase Agreement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement	2,650,000	500,000
Number of shares called by exercise of warrants	7,950,000	1,250,001
Shares issued, price per share	$ 0.10	$ 3.00
Proceeds from sale of common stock and warrants, net	$ 265,000	$ 1,291,574
Exercise price of warrants	$ 0.17
Warrant expire date	Feb. 04, 2017